RELATED PARTY TRANSACTIONS - Due to related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
RELATED PARTY TRANSACTIONS
Impairment loss	$ 0	$ 61	$ 293